CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) Retrospective Application of the Recapitalization	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination) As Originally Reported	Preferred stock Series A ConvertiblePreferred Stock (Pre-Combination)	Preferred stock Series B convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B convertible preferred stock (Pre-Combination)	Preferred stock Series B1 convertible preferred stock (Pre-Combination) As Originally Reported	Preferred stock Series B1 convertible preferred stock (Pre-Combination)	Pre Combination Common Stock Retrospective Application of the Recapitalization	Pre Combination Common Stock As Originally Reported	Pre Combination Common Stock	Common Stock Retrospective Application of the Recapitalization	Common Stock As Originally Reported	Common Stock	Additional Paid-In Capital Retrospective Application of the Recapitalization	Additional Paid-In Capital As Originally Reported	Additional Paid-In Capital	Accumulated other comprehensive (loss)/income As Originally Reported	Accumulated other comprehensive (loss)/income	Accumulated Deficit As Originally Reported	Accumulated Deficit	As Originally Reported	Total
Balance at Dec. 31, 2017	$ (1,000)	$ 1,000	$ 0	$ 0	$ 0	$ 0	$ 0	$ (3,000)	$ 3,000	$ 0	$ 13,000	$ 0	$ 13,000	$ (9,000)	$ 143,525,000	$ 143,516,000	$ (30,000)	$ (30,000)	$ (32,020,000)	$ (32,020,000)	$ 111,479,000	$ 111,479,000
Balance (in shares) at Dec. 31, 2017	(8,772,852)	8,772,852						(34,325,728)	34,325,728		128,373,764	0	128,373,764
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																46,817,000						46,817,000
Issuance of Series convertible preferred stock (In shares)													4,878,048
Repurchase of common stock																				(2,659,000)		(2,659,000)
Repurchase of common stock (in shares )													(217,885)
Share-based compensation																207,000						207,000
Other comprehensive income, net of tax																		(118,000)				(118,000)
Cumulative effect of changes in accounting policy																				189,000		189,000
Net loss																				(62,300,000)		(62,300,000)
Balance at Dec. 31, 2018			0		0		0			0			$ 13,000			190,540,000		(148,000)		(96,790,000)		93,615,000
Balance (in shares) at Dec. 31, 2018													133,033,927
Balance at Dec. 31, 2018			0		0		0			0			$ 13,000			190,540,000		(148,000)		(96,790,000)		93,615,000
Balance (in shares) at Dec. 31, 2018													133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						(2,182,000)
Balance at Dec. 31, 2018			0		0		0			0			$ 13,000			190,540,000		(148,000)		(96,790,000)		93,615,000
Balance (in shares) at Dec. 31, 2018													133,033,927
Balance at Dec. 31, 2018			0		0		0			0			$ 13,000			190,540,000		(148,000)		(96,790,000)		93,615,000
Balance (in shares) at Dec. 31, 2018													133,033,927
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock													$ 1,000			49,789,000						49,790,000
Issuance of Series convertible preferred stock (In shares)													4,878,048
Share-based compensation																135,000						135,000
Other comprehensive income, net of tax																		(68,000)				(68,000)
Net loss																				(67,226,000)		(67,226,000)
Balance at Dec. 31, 2019			0		0		0			0			$ 14,000			240,464,000		(216,000)		(164,016,000)		76,246,000
Balance (in shares) at Dec. 31, 2019													137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						(23,385,000)
Balance at Dec. 31, 2019			0		0		0			0			$ 14,000			240,464,000		(216,000)		(164,016,000)		76,246,000
Balance (in shares) at Dec. 31, 2019													137,911,975
Balance at Dec. 31, 2019			0		0		0			0			$ 14,000			240,464,000		(216,000)		(164,016,000)		76,246,000
Balance (in shares) at Dec. 31, 2019													137,911,975
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Series convertible preferred stock																19,919,000						19,919,000
Issuance of Series convertible preferred stock (In shares)													1,951,219
Recapitalization transaction, net of transaction cost													$ 3,000			222,100,000						222,103,000
Recapitalization transaction, net of transaction cost (in shares)													29,025,846
Repurchase of common stock																				(1,802,000)		(1,802,000)
Repurchase of common stock (in shares )													(175,744)
Issuance of common stock under warrant exercises, net of issuance cost													$ 1,000			82,734,000						82,735,000
Issuance of common stock under warrant exercises, net of issuance cost (in shares)													7,198,898
Share-based compensation																91,500,000						91,500,000
Other comprehensive income, net of tax																		(14,000)				(14,000)
Net loss																				(149,864,000)		(149,864,000)
Balance at Dec. 31, 2020			$ 0		$ 0		$ 0			$ 0			$ 18,000			$ 656,717,000		$ (230,000)		$ (315,682,000)		340,823,000
Balance (in shares) at Dec. 31, 2020													175,912,194
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss																						$ (9,727,000)